Share-based payments	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Disclosure of share-based payment arrangements [text block]
17.	Share-based payments

On 1 December 2022, the Renumeration Committee authorized, and the Group granted restricted stock units (“RSUs”) to employees, executives, and directors granting rights to Ordinary Shares once vesting conditions are met. Compensation expense for RSUs is determined based upon the fair value of the Ordinary Shares underlying the awards on the date of grant and expensed over the vesting period, which is generally a one to four-year period, with a 1-year cliff vesting period and subsequent monthly vesting, resulting from participates completing a service condition. Movements in RSUs during the period ended 30 June 2023 are as follows:

2023
Outstanding at 1 January	6,979,486
New grants during the period	326,123
Forfeited during the period	(597,421)
Vested during the period	(633,020)
Shares delivered during the period	(656,086)
Outstanding at 30 June	5,419,082

	RSUs	Weighted Average Fair value
Granted	6,731,665	$6.83
Vested	(1,312,583)	$6.33
Outstanding at 30 June	5,419,082	$6.95

The Group recognized the following share-based payment expense during the periods ended 30 June 2023 and 2022 (in thousands):

	2023	2022
Cost of product revenue	1,769	-
Research and development expenses	2,625	-
General and administrative expenses	7,517	-
	11,911	-